Summary of Change in Fair Value of Derivative Liability (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability
Initial recognition		4,101,583
Change in fair value	$ 547,318	547,318
Derivative liability	3,554,265	3,554,265
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability
Initial recognition		4,101,583
Change in fair value		(547,318)
Derivative liability	$ 3,554,265	$ 3,554,265